Financial risk management - Maturity analysis for derivatives (Details) - Derivatives - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	₩ (1,634,074)	₩ (1,932,783)
Less than 1 month
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	453,751	131,174
1~3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	(12,670)	(101,655)
3~6 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	(68,634)	(335,841)
6 months ~ 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	6,511	(104,002)
1~5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	(1,847,862)	(1,657,294)
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	₩ (165,170)	₩ 134,835